Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Subsequent Events

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the condensed financial statements were issued. Based upon this evaluation, other than the below, the Company did not identify any other subsequent events that would have required adjustments or disclosure in the condensed financial statements.

On January 9, 2023, the Company entered into a promissory note agreement with the Sponsor in the amount of $100,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On January 18, 2023, the Company entered into a promissory note agreement with the Sponsor in the amount of $75,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On January 25, 2023 (the “Closing Date”), the parties to the Business Combination Agreement, as more fully described in Note 6, consummated the Business Combination (the “Closing”).

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based upon this evaluation, other than the below, the Company did not identify any other subsequent events that would have required adjustments or disclosure in the financial statements.

On November 23, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $156,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”